Note 9 - Share-based Payments - Share Awards to Board of Directors and Executive Management (Details) - Warrants [member]		12 Months Ended
		Dec. 31, 2025 shares		Dec. 31, 2024 shares		Dec. 31, 2023 shares
Statement Line Items [Line Items]
Balance		3,044,794	[1]	2,738,473
Number of other equity instruments granted in share-based payment arrangement		3,872,407		538,460
Exercised		0		0
Forefeited		(183,152)		(232,139)
Balance		6,734,049		3,044,794	[1]	2,738,473
Director 6 [member]
Statement Line Items [Line Items]
Balance		51,631		51,631		51,631
Warrants held when becoming or leaving member of management (in shares)		0		0		0
Number of other equity instruments granted in share-based payment arrangement		0		0		0
Exercised		0		0		0
Forefeited		0		0		0
Balance		51,631		51,631		51,631
Director 1 [member]
Statement Line Items [Line Items]
Balance		68,747		48,747		43,747
Warrants held when becoming or leaving member of management (in shares)		0		0		0
Number of other equity instruments granted in share-based payment arrangement		25,000		20,000		5,000
Exercised		0		0		0
Forefeited		0		0		0
Balance		93,747		68,747		48,747
Director 2 [member]
Statement Line Items [Line Items]
Balance		228,487		188,487		113,487
Warrants held when becoming or leaving member of management (in shares)		0		0		0
Number of other equity instruments granted in share-based payment arrangement		125,000		40,000		75,000
Exercised		0		0		0
Forefeited		0		0		0
Balance		353,487		228,487		188,487
Director 3 [member]
Statement Line Items [Line Items]
Balance		34,583		14,583		9,583
Warrants held when becoming or leaving member of management (in shares)		0		0		0
Number of other equity instruments granted in share-based payment arrangement		25,000		20,000		5,000
Exercised		0		0		0
Forefeited		0		0		0
Balance		59,583		34,583		14,583
Director 4 [member]
Statement Line Items [Line Items]
Balance	[2]	31,875		11,875		3,750
Warrants held when becoming or leaving member of management (in shares)	[2]	0		0		0
Number of other equity instruments granted in share-based payment arrangement	[2]	12,500		20,000		8,125
Exercised	[2]	0		0		0
Forefeited		0	[2]	0		0
Balance	[2]	44,375		31,875		11,875
Director 5 [member]
Statement Line Items [Line Items]
Balance	[3]	608,188		0		0
Warrants held when becoming or leaving member of management (in shares)	[3]	0		608,188		0
Number of other equity instruments granted in share-based payment arrangement	[3]	17,708		0		0
Exercised	[3]	0		0		0
Forefeited		0	[3]	0		0
Balance	[3]	625,896		608,188		0
Director [Member]
Statement Line Items [Line Items]
Balance		1,023,511		315,323		222,198
Warrants held when becoming or leaving member of management (in shares)		608,188		608,188		0
Number of other equity instruments granted in share-based payment arrangement		205,208		100,000		93,125
Exercised		0		0		0
Forefeited		0		0		0
Balance		1,228,719		1,023,511		315,323
Former chief executive officer and chairman of the board [member]
Statement Line Items [Line Items]
Balance		0		608,188		808,188
Warrants held when becoming or leaving member of management (in shares)		0		(608,188)		0
Number of other equity instruments granted in share-based payment arrangement		0		0		0
Exercised		0		0		(200,000)
Forefeited		0		0		0
Balance		0		0		608,188
Chief Executive Officer [Member]
Statement Line Items [Line Items]
Balance	[4]	0
Warrants held when becoming or leaving member of management (in shares)	[4]	0		0
Number of other equity instruments granted in share-based payment arrangement	[4]	2,500,000		0
Exercised	[4]	0		0
Forefeited		0	[4]	0
Balance	[4]	2,500,000		0
Chief science officer [member]
Statement Line Items [Line Items]
Balance		161,876		111,876		99,376	[5]
Warrants held when becoming or leaving member of management (in shares)		0		0		0
Number of other equity instruments granted in share-based payment arrangement		125,000		50,000		12,500
Exercised		0		0		0
Forefeited		0		0		0
Balance		286,876		161,876		111,876
Former chief medical officer [member]
Statement Line Items [Line Items]
Balance	[6]	99,140		122,564		122,564
Warrants held when becoming or leaving member of management (in shares)	[6]	0		0		0
Number of other equity instruments granted in share-based payment arrangement	[6]	0		0		0
Exercised	[6]	0		0		0
Forefeited		0	[6]	(23,424)		0
Balance	[6]	99,140		99,140		122,564
Co-founder and chief AI officer [member]
Statement Line Items [Line Items]
Balance		66,250		41,250		35,000
Warrants held when becoming or leaving member of management (in shares)		0		0		0
Number of other equity instruments granted in share-based payment arrangement		125,000		25,000		6,250
Exercised		0		0		0
Forefeited		0		0		0
Balance		191,250		66,250		41,250
Former chief financial officer [member]
Statement Line Items [Line Items]
Balance	[7]	31,482		61,667		61,667
Warrants held when becoming or leaving member of management (in shares)	[7]	0		0		0
Number of other equity instruments granted in share-based payment arrangement	[7]	0		0		0
Exercised	[7]	0		0		0
Forefeited		0	[7]	(30,185)		0
Balance	[7]	31,482		31,482		61,667
Former chief operating officer [member]
Statement Line Items [Line Items]
Balance		46,066	[5]	58,333	[5]	45,883
Warrants held when becoming or leaving member of management (in shares)	[5]	0		0		0
Number of other equity instruments granted in share-based payment arrangement	[5]	0		50,000		12,500
Exercised	[5]	0		0		0
Forefeited		0	[5]	(62,267)		0
Balance	[5]	46,066		46,066		58,333
Former Chief Executive Officer 1 [Member]
Statement Line Items [Line Items]
Balance	[8]	15,975		15,975		53,125
Warrants held when becoming or leaving member of management (in shares)	[8]	0		0		0
Number of other equity instruments granted in share-based payment arrangement	[8]	0		0		0
Exercised	[8]	0		0		0
Forefeited	[8]	0		0		(37,150)
Balance	[8]	15,975		15,975		15,975
Former CEO and executive management team [member]
Statement Line Items [Line Items]
Balance	[9]	185,835		169,167		0
Warrants held when becoming or leaving member of management (in shares)	[9]	0		0		0
Number of other equity instruments granted in share-based payment arrangement	[9]	125,000		16,668		169,167
Exercised	[9]	0		0		0
Forefeited		0	[9]	0		0
Balance	[9]	310,835		185,835		169,167
Executive management [member]
Statement Line Items [Line Items]
Balance		606,624		1,189,020		1,225,803
Warrants held when becoming or leaving member of management (in shares)		0		(608,188)		0
Number of other equity instruments granted in share-based payment arrangement		2,875,000		141,668		200,417
Exercised		0		0		(200,000)
Forefeited		0		(115,876)		(37,150)
Balance		3,481,624		606,624		1,189,020

[1]	Number of warrants exclude non-employee warrants as referred to in Note 6.
[2]	Mr. Iversen Møller stepped down from the Board of Directors effective June 30, 2024.
[3]	Mr. Wegner joined the Board of Directors as of April 16, 2024.
[4]	Dr. Tayton-Martin was appointed CEO of Evaxion A/S as of November 24, 2025.
[5]	Mr. Nissen resigned as Chief Operating Officer effective October 30, 2024.
[6]	Mr. Heegaard resigned from Chief Medical Officer of the company effective March 2024.
[7]	Mr. Karmark resigned as the Chief Financial Officer of the Company effective March 1, 2024.
[8]	Mr. Norlén resigned as the Chief Executive Officer effective September 1, 2023.
[9]	Mr. Kanstrup stepped down as CEO and member of the Executive Management team as of June 30, 2025.